UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 30, 2008

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, 18th Floor
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Yoshiaki Hirayama
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

  Yoshiaki Hirayama                New York, NY                  May 6, 2008
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     74

Form 13F Information Table Value Total:     378,894
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.

  Column 1                    Column 2       Column 3   Column 4       Column 5           Column 6    Column 7      Column 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

BURLINGTON NORTHN SANTA FE C    COM          12189T104    1,291      14,000   SH           Sole                14,000
CUMMINS INC                     COM          231021106    3,423      73,100   SH           Sole                73,100
DEERE & CO                      COM          244199105    6,234      77,500   SH           Sole                77,500
FEDEX CORP                      COM          31428X106    3,392      36,600   SH           Sole                36,600
FOSTER WHEELER LTD              SHS NEW      G36535139    1,653      29,200   SH           Sole                29,200
GENERAL ELECTRIC CO             COM          369604103   10,489     283,400   SH           Sole               283,400
HARSCO CORP                     COM          415864107    1,351      24,400   SH           Sole                24,400
ROPER INDS INC NEW              COM          776696106    4,393      73,900   SH           Sole                73,900
UNITED TECHNOLOGIES CORP        COM          913017109    7,928     115,200   SH           Sole               115,200
AMAZON COM INC                  COM          023135106    2,823      39,600   SH           Sole                39,600
APOLLO GROUP INC                CL A         037604105    3,300      76,400   SH           Sole                76,400
CARMAX INC                      COM          143130102    2,297     118,300   SH           Sole               118,300
GAP INC DEL                     COM          364760108    8,110     412,100   SH           Sole               412,100
JOHNSON CTLS INC                COM          478366107    4,195     124,100   SH           Sole               124,100
MCDONALDS CORP                  COM          580135101    5,460      97,900   SH           Sole                97,900
OMNICOM GROUP INC               COM          681919106    5,288     119,700   SH           Sole               119,700
TARGET CORP                     COM          87612E106    1,439      28,400   SH           Sole                28,400
TIME WARNER INC                 COM          887317105    1,461     104,200   SH           Sole               104,200
CAMERON INTERNATIONAL CORP      COM          13342B105    3,514      84,400   SH           Sole                84,400
DEVON ENERGY CORP NEW           COM          25179M103    5,822      55,800   SH           Sole                55,800
EXXON MOBIL CORP                COM          30231G102   11,714     138,500   SH           Sole               138,500
HALLIBURTON                     COM          406216101    4,692     119,300   SH           Sole               119,300
NATIONAL OILWELL VARCO INC      COM          637071101    3,935      67,400   SH           Sole                67,400
NOBLE CORPORATION               SHS          G65422100    1,286      25,900   SH           Sole                25,900
OCCIDENTAL PETE CORP DEL        COM          674599105    8,385     114,600   SH           Sole               114,600
SCHLUMBERGER LTD                COM          806857108      505       5,800   SH           Sole                 5,800
TRANSOCEAN INC                  COM          G90073100    8,269      61,161   SH           Sole                61,161
XTO ENERGY INC                  COM          98385X106      755      12,200   SH           Sole                12,200
AMERICAN EXPRESS CO             COM          025816109      673      15,400   SH           Sole                15,400
AMERICAN INTL GROUP INC         COM          026874107    1,522      35,200   SH           Sole                35,200
BANK OF AMERICA CORPORATION     COM          060505104    2,809      74,100   SH           Sole                74,100
FRANKLIN RES INC                COM          354613101    4,432      45,700   SH           Sole                45,700
GOLDMAN SACHS GROUP INC         COM          38141G104    7,790      47,100   SH           Sole                47,100
HARTFORD FINL SVCS GROUP INC    COM          416515104    5,311      70,100   SH           Sole                70,100
JP MORGAN CHASE & CO            COM          46625H100   13,370     311,300   SH           Sole               311,300
METLIFE INC                     COM          59156R108    5,905      98,000   SH           Sole                98,000
MOODYS CORP                     COM          615369105    2,257      64,800   SH           Sole                64,800
US BANCORP DEL                  COM NEW      902973304    9,384     290,000   SH           Sole               290,000
WELLS FARGO & CO NEW            COM          949746101   11,268     387,200   SH           Sole               387,200
BECTON DICKINSON & CO           COM          075887109    4,541      52,900   SH           Sole                52,900
GENYME CORP                     COM          372917104    7,484     100,400   SH           Sole               100,400
GILEAD SCIENCES INC             COM          375558103    5,467     106,100   SH           Sole               106,100

JOHNSON & JOHNSON               COM          478160104   10,613     163,600   SH           Sole               163,300
MERCK & CO INC                  COM          717081103    5,856     154,300   SH           Sole               154,300
THERMO FISHER SCIENTIFIC INC    COM          883556102    7,446     131,000   SH           Sole               131,000
UNITEDHEALTH GROUP INC          COM          91324P102    3,209      93,400   SH           Sole                93,400
WYETH                           COM          983024100    4,598     110,100   SH           Sole               110,100
ZIMMER HLDGS INC                COM          98956P102    1,378      17,700   SH           Sole                17,700
AFFILIATED COMPUTER SERVICES    CL A         008190100    6,319     126,100   SH           Sole               126,100
AKAMAI TECHNOLOGIES INC         COM          00971T101    2,211      78,500   SH           Sole                78,500
CISCO SYS INC                   COM          17275R102    7,776     322,800   SH           Sole               322,800
CITRIX SYS INC                  COM          177376100      645      22,000   SH           Sole                22,000
COGNIZANT TECHNOLOGY SOLUTIO    CL A         192446102    3,941     136,700   SH           Sole               136,700
DELL INC                        COM          24702R101    5,376     269,900   SH           Sole               269,900
GOOGLE INC                      CL A         38259P508    5,814      13,200   SH           Sole                13,200
INTEL CORP                      COM          458140100    6,873     324,500   SH           Sole               324,500
INTUIT                          COM          461202103    7,017     259,800   SH           Sole               259,800
MICROSOFT CORP                  COM          594918104    9,059     319,200   SH           Sole               319,200
QUALCOMM INC                    COM          747525103    7,253     176,900   SH           Sole               176,900
ALLEGHENY TECHNOLOGIES INC      COM          01741R102      442       6,200   SH           Sole                 6,200
FREEPORT-MCMORAN COPPER & GO    COM          35671D857    3,406      35,400   SH           Sole                35,400
MONSANTO CO NEW                 COM          61166W101    8,195      73,500   SH           Sole                73,500
PRAXAIR INC                     COM          74005P104    2,914      34,600   SH           Sole                34,600
ALTRIA GROUP INC                COM          02209S103    2,169      97,700   SH           Sole                97,700
ARCHER DANIELS MIDLAND CO       COM          039483102      490      11,900   SH           Sole                11,900
CVS CAREMARK CORPORATION        COM          126650100    7,178     177,200   SH           Sole               177,200
PEPSICO INC                     COM          713448108    9,581     132,700   SH           Sole               132,700
PROCTER & GAMBLE CO             COM          742718109   11,505     164,200   SH           Sole               164,200
WRIGLEY WM JR CO                COM          982526105    5,656      90,000   SH           Sole                90,000
AT&T INC                        COM          02206R102    6,281     164,000   SH           Sole               164,000
NLI HLDGS INC                   CL B NEW     62913F201      496      15,600   SH           Sole                15,600
VERIZON COMMUNICATIONS INC      COM          92343v104    7,009     192,300   SH           Sole               192,300
EXELON CORP                     COM          30161N101   10,533     129,600   SH           Sole               129,600
FIRSTENERGY CORP                COM          337932107    2,038      29,700   SH           Sole                29,700

                                                        378,894
